PARNASSUS VALUE EQUITY FUND Portfolio of Investments as of March 31, 2023 (unaudited)

Equities	Shares	Market Value ($)
Air Freight & Logistics (2.3%)
FedEx Corp.	459,685	105,033,426

Banks (4.3%)
Bank of America Corp.	3,938,303	112,635,466
Citigroup Inc.	1,922,087	90,126,659

		202,762,125
Biotechnology (8.8%)
Biogen Inc. [q]	305,808	85,023,798
BioMarin Pharmaceutical Inc. [q]	832,295	80,932,366
Gilead Sciences Inc.	1,738,122	144,211,982
Moderna Inc. [q]	644,208	98,937,465

		409,105,611
Capital Markets (7.4%)
CME Group Inc., Class A	169,694	32,499,795
S&P Global Inc.	331,514	114,296,082
The Bank of New York Mellon Corp.	2,444,145	111,061,949
The Charles Schwab Corp.	1,695,957	88,834,228

		346,692,054
Chemicals (1.5%)
International Flavors & Fragrances Inc.	772,359	71,026,134

Communications Equipment (2.8%)
Cisco Systems Inc.	2,517,772	131,616,531

Consumer Finance (3.7%)
American Express Co.	642,639	106,003,303
Capital One Financial Corp.	700,000	67,312,000

		173,315,303
Containers & Packaging (2.7%)
Ball Corp. Ω	2,295,707	126,516,413

Diversified Telecommunication Services (2.9%)
Verizon Communications Inc.	3,521,415	136,947,829

Equity Real Estate Investment Trusts (2.2%)
Simon Property Group Inc.	913,815	102,319,866

Food & Staples Retailing (3.3%)
Sysco Corp.	1,975,976	152,604,626

Health Care Equipment & Supplies (3.9%)
Align Technology Inc. [q]	295,375	98,696,603
Baxter International Inc.	2,086,730	84,637,769

		183,334,372
Household Durables (3.1%)
D.R. Horton Inc.	1,482,209	144,796,997

Insurance (2.8%)
The Progressive Corp.	911,671	130,423,653

Interactive Media & Services (2.2%)
Alphabet Inc., Class A q	993,078	103,011,981

IT Services (9.0%)
Accenture plc, Class A	257,851	73,696,394
Amdocs Ltd.	1,048,646	100,701,475
Global Payments Inc.	1,128,745	118,789,124
Mastercard Inc., Class A	300,000	109,023,000
Paychex Inc.	175,000	20,053,250

		422,263,243
Life Sciences Tools & Services (2.4%)
Agilent Technologies Inc.	796,434	110,178,680

Machinery (4.9%)
Cummins Inc.	455,464	108,801,240
Deere & Co.	287,730	118,797,962

		227,599,202
Media (2.8%)
Comcast Corp., Class A	3,428,863	129,988,196

Multiline Retail (2.2%)
Target Corp.	630,045	104,354,353

Pharmaceuticals (4.4%)
Merck & Co., Inc.			1,931,707	205,514,308

Road & Rail (1.9%)
Union Pacific Corp.			436,475	87,844,959

Semiconductors & Semiconductor Equipment (2.9%)
Applied Materials Inc.			222,448	27,323,288
Micron Technology Inc.			1,796,456	108,398,155

				135,721,443
Software (5.0%)
Microsoft Corp.			369,967	106,661,486
Oracle Corp.			1,358,062	126,191,121

				232,852,607
Specialty Retail (3.2%)
Ross Stores Inc.			979,200	103,922,496
The Gap Inc.			4,729,419	47,483,367

				151,405,863
Technology Hardware, Storage & Peripherals (3.1%)
Apple Inc.			283,318	46,719,138
Western Digital Corp. [q]			2,560,322	96,447,330

				143,166,468
Textiles, Apparel & Luxury Goods (1.0%)
VF Corp.			2,124,793	48,679,008

Trading Companies & Distributors (1.7%)
W.W. Grainger Inc.			115,186	79,341,269

Total investment in equities (98.4%) (cost $4,046,426,188)				4,598,416,520

Short-Term Securities	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)
Certificates of Deposit (0.0%) α
Citizens Trust Bank	0.05%	10/06/2023	250,000	244,849
Community Vision Capital & Consulting	0.25%	03/31/2024	250,000	235,041
Self-Help Federal Credit Union	3.56%	02/25/2024	250,000	240,959

				720,849
Certificates of Deposit Account Registry Service (0.0%) α
CDARS agreement with Beneficial State Bank, dated 03/16/2023 Participating depository institutions: First State Bank, par 156,398; United Mississippi Bank, par 236,500; Waumandee State Bank, par 107,102; (cost $480,879)	4.00%	03/14/2024	500,000	480,879

Community Development Loans (0.0%) α
Root Capital Inc.	1.00%	02/01/2024	100,000	94,970

Time Deposits (1.0%)
Barclays, London	4.18%	04/03/2023	45,638,081	45,638,081

Total short-term securities (1.0%) (cost $46,934,779)				46,934,779

Total securities (99.4%) (cost $4,093,360,967)				4,645,351,299

Other assets and liabilities (0.6%)	29,530,134

Total net assets (100.0%)	4,674,881,433

θ	This security is non-income producing.
Ω	Fund ownership consists of 5% or more of the shares outstanding of the Affiliated Issuer, as defined under the Investment Securities Act of 1940.
α	Market value adjustments have been applied to these securities to reflect potential early withdrawal. Such securities have been classified as level 3.
plc	Public Limited Company